Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FENIMORE ASSET MANAGEMENT TRUST
Entity Central Index Key	0000797136
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000030128
Shareholder Report [Line Items]
Fund Name	FAM DIVIDEND FOCUS FUND
Class Name	INVESTOR SHARES
Trading Symbol	FAMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FAM Dividend Focus Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.fenimoreasset.com/resources/reports/. You can also request this information by contacting us at (800) 932-3271.
Additional Information Phone Number	(800) 932-3271
Additional Information Email	info@fenimoreasset.com
Additional Information Website	www.fenimoreasset.com/resources/reports/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$126	1.21%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.21%
Line Graph [Table Text Block]
	FAM Dividend Focus Fund - Investor Shares	S&P 500® Index	Russell Midcap® Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,927	$10,138	$9,756
Dec-2016	$12,070	$11,351	$11,102
Dec-2017	$13,596	$13,829	$13,158
Dec-2018	$13,603	$13,223	$11,966
Dec-2019	$18,033	$17,386	$15,621
Dec-2020	$20,413	$20,585	$18,292
Dec-2021	$25,633	$26,494	$22,424
Dec-2022	$22,193	$21,696	$18,541
Dec-2023	$26,564	$27,399	$21,735
Dec-2024	$28,578	$34,254	$25,070

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
FAM Dividend Focus Fund - Investor Shares	7.58%	9.65%	11.07%
S&P 500® Index	25.02%	14.53%	13.10%
Russell Midcap® Index	15.34%	9.92%	9.63%

Material Change Date	Dec. 31, 2024
AssetsNet	$ 749,798,693
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 6,802,792
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$749,798,693 Number of Portfolio Holdings28 Advisory Fee $6,802,792 Portfolio turnover7%
Holdings [Text Block]

Portfolio Composition (% of net assets)

Value	Value
Food Products	1.0%
Capital Markets	1.1%
Industrial Conglomerates	1.7%
Life Sciences Tools & Services	1.8%
Containers & Packaging	1.9%
Distributors	2.5%
Professional Services	2.6%
Machinery	3.8%
Commercial Services & Supplies	3.9%
Aerospace & Defense	4.1%
Commercial Support Services	4.1%
Specialty Retail	4.8%
Money Market	4.9%
Trading Companies & Distributors	5.4%
Semiconductors & Semiconductor Equipment	5.9%
Electronic Equipment, Instruments & Components	6.4%
Construction Materials	7.4%
Health Care Equipment & Supplies	7.8%
Insurance	7.9%
Building Products	8.7%
IT Services	12.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Trane Technologies plc	8.7%
Arthur J. Gallagher & Company	7.9%
Stryker Corporation	5.1%
Broadridge Financial Solutions, Inc.	5.1%
CDW Corporation	5.0%
Ross Stores, Inc.	4.8%
Paychex, Inc.	4.3%
HEICO Corporation - Class A	4.1%
Republic Services, Inc.	4.1%
Cintas Corporation	3.9%

Material Fund Change [Text Block]	No material changes occurred during the year ended December 31, 2024.
C000164667
Shareholder Report [Line Items]
Fund Name	FAM SMALL CAP FUND
Class Name	INSTITUTIONAL SHARES
Trading Symbol	FAMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FAM Small Cap Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.fenimoreasset.com/resources/reports/. You can also request this information by contacting us at (800) 932-3271.
Additional Information Phone Number	(800) 932-3271
Additional Information Email	info@fenimoreasset.com
Additional Information Website	www.fenimoreasset.com/resources/reports/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$121	1.14%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.14%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	FAM Small Cap Fund - Institutional Shares	S&P 500® Index	Russell 2000® Index
Dec-2014	$500,000	$500,000	$500,000
Dec-2015	$482,530	$506,919	$477,930
Dec-2016	$600,356	$567,546	$579,767
Dec-2017	$628,354	$691,451	$664,687
Dec-2018	$569,954	$661,135	$591,478
Dec-2019	$724,139	$869,303	$742,453
Dec-2020	$798,380	$1,029,244	$890,653
Dec-2021	$1,020,518	$1,324,692	$1,022,638
Dec-2022	$894,740	$1,084,779	$813,647
Dec-2023	$1,075,465	$1,369,942	$951,388
Dec-2024	$1,211,483	$1,712,698	$1,061,159

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
FAM Small Cap Fund - Institutional Shares	12.65%	10.84%	9.25%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 2000® Index	11.54%	7.40%	7.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 418,522,858
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 3,529,215
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$418,522,858 Number of Portfolio Holdings29 Advisory Fee $3,529,215 Portfolio turnover11%
Holdings [Text Block]

Portfolio Composition (% of net assets)

Value	Value
Other	0.2%
Specialty Retail	1.9%
IT Services	2.2%
Real Estate Owners & Developers	2.4%
Chemicals	2.9%
Road & Rail	2.9%
Health Care Facilities & Services	2.9%
Food Products	3.1%
Trading Companies & Distributors	3.2%
Gas Utilities	4.2%
Machinery	4.9%
Insurance	4.9%
Money Market	5.0%
Media	5.4%
Software	5.6%
Diversified Consumer Services	7.0%
Banks	7.8%
Hotels, Restaurants & Leisure	8.1%
Real Estate Management & Development	8.9%
Professional Services	16.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
CBIZ, Inc.	6.9%
ExlService Holdings, Inc.	6.7%
Colliers International Group, Inc.	5.5%
Pinnacle Financial Partners, Inc.	5.0%
Dutch Bros, Inc. - Class A	4.2%
Brookfield Infrastructure Corporation - Class A	4.1%
Choice Hotels International, Inc.	3.9%
OneSpaWorld Holdings Ltd.	3.5%
Frontdoor, Inc.	3.5%
FirstService Corporation	3.4%

Material Fund Change [Text Block]	No material changes occurred during the year ended December 31, 2024.
C000110096
Shareholder Report [Line Items]
Fund Name	FAM SMALL CAP FUND
Class Name	INVESTOR SHARES
Trading Symbol	FAMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FAM Small Cap Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.fenimoreasset.com/resources/reports/. You can also request this information by contacting us at (800) 932-3271.
Additional Information Phone Number	(800) 932-3271
Additional Information Email	info@fenimoreasset.com
Additional Information Website	www.fenimoreasset.com/resources/reports/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$131	1.23%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.23%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	FAM Small Cap Fund - Investor Shares	S&P 500® Index	Russell 2000® Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,651	$10,138	$9,559
Dec-2016	$11,988	$11,351	$11,595
Dec-2017	$12,533	$13,829	$13,294
Dec-2018	$11,359	$13,223	$11,830
Dec-2019	$14,414	$17,386	$14,849
Dec-2020	$15,869	$20,585	$17,813
Dec-2021	$20,268	$26,494	$20,453
Dec-2022	$17,750	$21,696	$16,273
Dec-2023	$21,320	$27,399	$19,028
Dec-2024	$23,983	$34,254	$21,223

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
FAM Small Cap Fund - Investor Shares	12.49%	10.72%	9.14%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 2000® Index	11.54%	7.40%	7.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 418,522,858
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 3,529,215
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$418,522,858 Number of Portfolio Holdings29 Advisory Fee $3,529,215 Portfolio turnover11%
Holdings [Text Block]

Portfolio Composition (% of net assets)

Value	Value
Other	0.2%
Specialty Retail	1.9%
IT Services	2.2%
Real Estate Owners & Developers	2.4%
Chemicals	2.9%
Road & Rail	2.9%
Health Care Facilities & Services	2.9%
Food Products	3.1%
Trading Companies & Distributors	3.2%
Gas Utilities	4.2%
Machinery	4.9%
Insurance	4.9%
Money Market	5.0%
Media	5.4%
Software	5.6%
Diversified Consumer Services	7.0%
Banks	7.8%
Hotels, Restaurants & Leisure	8.1%
Real Estate Management & Development	8.9%
Professional Services	16.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
CBIZ, Inc.	6.9%
ExlService Holdings, Inc.	6.7%
Colliers International Group, Inc.	5.5%
Pinnacle Financial Partners, Inc.	5.0%
Dutch Bros, Inc. - Class A	4.2%
Brookfield Infrastructure Corporation - Class A	4.1%
Choice Hotels International, Inc.	3.9%
OneSpaWorld Holdings Ltd.	3.5%
Frontdoor, Inc.	3.5%
FirstService Corporation	3.4%

Material Fund Change [Text Block]	No material changes occurred during the year ended December 31, 2024.
C000164665
Shareholder Report [Line Items]
Fund Name	FAM VALUE FUND
Class Name	INSTITUTIONAL SHARES
Trading Symbol	FAMWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FAM Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.fenimoreasset.com/resources/reports/. You can also request this information by contacting us at (800) 932-3271.
Additional Information Phone Number	(800) 932-3271
Additional Information Email	info@fenimoreasset.com
Additional Information Website	www.fenimoreasset.com/resources/reports/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$107	0.99%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.99%
Line Graph [Table Text Block]
	FAM Value Fund - Institutional Shares	S&P 500® Index	Russell Midcap® Index
Dec-2014	$500,000	$500,000	$500,000
Dec-2015	$491,308	$506,919	$487,807
Dec-2016	$567,958	$567,546	$555,116
Dec-2017	$665,555	$691,451	$657,911
Dec-2018	$625,642	$661,135	$598,317
Dec-2019	$816,866	$869,303	$781,054
Dec-2020	$874,323	$1,029,244	$914,621
Dec-2021	$1,100,458	$1,324,692	$1,121,180
Dec-2022	$946,806	$1,084,779	$927,046
Dec-2023	$1,101,303	$1,369,942	$1,086,750
Dec-2024	$1,275,230	$1,712,698	$1,253,498

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
FAM Value Fund - Institutional Shares	15.79%	9.32%	9.82%
S&P 500® Index	25.02%	14.53%	13.10%
Russell Midcap® Index	15.34%	9.92%	9.63%

Material Change Date	Dec. 31, 2024
AssetsNet	$ 1,764,902,747
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 15,541,786
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,764,902,747 Number of Portfolio Holdings28 Advisory Fee (net of waivers & recoupments)$15,541,786 Portfolio turnover3%
Holdings [Text Block]

Portfolio Composition (% of net assets)

Value	Value
Food Products	0.9%
Oil, Gas & Consumable Fuels	1.6%
Diversified Financial Services	1.9%
Banks	2.5%
Professional Services	2.7%
Life Sciences Tools & Services	2.9%
Hotels, Restaurants & Leisure	3.2%
Trading Companies & Distributors	3.2%
Semiconductors & Semiconductor Equipment	4.2%
Construction Materials	4.3%
Health Care Equipment & Supplies	4.3%
Money Market	4.5%
Capital Markets	6.4%
Specialty Retail	10.3%
Machinery	11.8%
Electronic Equipment, Instruments & Components	17.4%
Insurance	17.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Brown & Brown, Inc.	8.0%
Ross Stores, Inc.	6.9%
CDW Corporation	5.5%
Markel Group, Inc.	5.3%
Brookfield Corporation - Class A	5.2%
IDEX Corporation	5.1%
Progressive Corporation (The)	4.6%
Amphenol Corporation - Class A	4.5%
Vulcan Materials Company	4.3%
Stryker Corporation	4.3%

Material Fund Change [Text Block]	No material changes occurred during the year ended December 31, 2024.
C000030126
Shareholder Report [Line Items]
Fund Name	FAM VALUE FUND
Class Name	INVESTOR SHARES
Trading Symbol	FAMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FAM Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.fenimoreasset.com/resources/reports/. You can also request this information by contacting us at (800) 932-3271.
Additional Information Phone Number	(800) 932-3271
Additional Information Email	info@fenimoreasset.com
Additional Information Website	www.fenimoreasset.com/resources/reports/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$127	1.18%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.18%
Line Graph [Table Text Block]
	FAM Value Fund - Investor Shares	S&P 500® Index	Russell Midcap® Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,826	$10,138	$9,756
Dec-2016	$11,359	$11,351	$11,102
Dec-2017	$13,290	$13,829	$13,158
Dec-2018	$12,469	$13,223	$11,966
Dec-2019	$16,250	$17,386	$15,621
Dec-2020	$17,359	$20,585	$18,292
Dec-2021	$21,809	$26,494	$22,424
Dec-2022	$18,730	$21,696	$18,541
Dec-2023	$21,743	$27,399	$21,735
Dec-2024	$25,129	$34,254	$25,070

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
FAM Value Fund - Investor Shares	15.57%	9.11%	9.65%
S&P 500® Index	25.02%	14.53%	13.10%
Russell Midcap® Index	15.34%	9.92%	9.63%

Material Change Date	Dec. 31, 2024
AssetsNet	$ 1,764,902,747
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 15,541,786
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,764,902,747 Number of Portfolio Holdings28 Advisory Fee (net of waivers & recoupments)$15,541,786 Portfolio turnover3%
Holdings [Text Block]

Portfolio Composition (% of net assets)

Value	Value
Food Products	0.9%
Oil, Gas & Consumable Fuels	1.6%
Diversified Financial Services	1.9%
Banks	2.5%
Professional Services	2.7%
Life Sciences Tools & Services	2.9%
Hotels, Restaurants & Leisure	3.2%
Trading Companies & Distributors	3.2%
Semiconductors & Semiconductor Equipment	4.2%
Construction Materials	4.3%
Health Care Equipment & Supplies	4.3%
Money Market	4.5%
Capital Markets	6.4%
Specialty Retail	10.3%
Machinery	11.8%
Electronic Equipment, Instruments & Components	17.4%
Insurance	17.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Brown & Brown, Inc.	8.0%
Ross Stores, Inc.	6.9%
CDW Corporation	5.5%
Markel Group, Inc.	5.3%
Brookfield Corporation - Class A	5.2%
IDEX Corporation	5.1%
Progressive Corporation (The)	4.6%
Amphenol Corporation - Class A	4.5%
Vulcan Materials Company	4.3%
Stryker Corporation	4.3%

Material Fund Change [Text Block]	No material changes occurred during the year ended December 31, 2024.